Stockholders' Equity - Schedule of Equity-Classified Warrants (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Schedule of Equity-Classified Warrants [Line Items]
Number of Warrants, Total outstanding, Beginning	52,737
Weighted Average Exercise Price, Total outstanding, Beginning	$ 369.98
Weighted Average Remaining Contractual Life (Years), Total outstanding, Beginning	4 years 5 months 19 days
Number of Warrants, Reclassified from derivative liabilities			3,870
Weighted Average Exercise Price, Reclassified from derivative liabilities			$ 327.89
Weighted Average Remaining Contractual Life (Years), Reclassified from derivative liabilities			4 years 1 month 24 days
Number of Warrants, Granted	1,923,496	[1]	51,942
Weighted Average Exercise Price, Granted	$ 6	[1]	$ 373
Weighted Average Remaining Contractual Life (Years), Granted	3 years 5 months 19 days	[1]	5 years
Number of Warrants, Exercised	(211,163)		(3,075)
Weighted Average Exercise Price, Exercised	$ 0.05		$ 368.16
Weighted Average Remaining Contractual Life (Years), Exercised			5 years
Number of Warrants, Forfeited
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Contractual Life (Years), Forfeited
Number of Warrants, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Contractual Life (Years), Expired
Number of Warrants, Total outstanding, Ending	1,765,070	[1]	52,737
Weighted Average Exercise Price, Total outstanding, Ending	$ 17.59	[1]	$ 369.98
Weighted Average Remaining Contractual Life (Years), Total outstanding, Ending	3 years 3 months 3 days	[1]	4 years 5 months 19 days
Number of Warrants,Total exercisable	1,765,070	[1]	52,737
Weighted Average Exercise Price,Total exercisable	$ 17.59	[1]	$ 369.98
Weighted Average Remaining Contractual Life (Years),Total exercisable	3 years 3 months 3 days	[1]	4 years 5 months 19 days

[1]	Weighted average remaining contractual life calculations exclude (i) 16,652 Pre-Funded Warrants issued January 2024 that do not have a contractual expiration date, for which 0 remain outstanding at December 31, 2024 and (ii) 579,711 Pre-Funded Warrants granted September 2024 that do not have a contractual expiration date, for which 385,200 remain outstanding and are exercisable at December 31, 2024.